Income Taxes (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 15, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Net loss for the year		$ (2,134,337)	$ (1,064,454)	$ (3,997,630)	$ (1,985,576)	$ (6,855,856)	$ (3,711,925)	$ (479,440)	$ (171,898)
Adjustments:
Bad debt - related party						(21,302)
Accrued payroll						(2,213,643)	(1,209,842)
Professional stock-based fees						(974,000)	(627,400)
Gains (Losses) on Extinguishment of Debt	353,401	(413,610)		(413,610)			1,106,636
Tax loss for the year		(60,992)	(82,515)	(68,589)	(131,289)	(149,996)
Estimated effective tax rate						0.25%	0.25%
Deferred tax asset						$ 949,227	$ 192,012